Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 830,719	$ 474,019	$ 81,964
Restricted cash	20,000	20,000
Accounts receivable	19,748	19,748	149,748
Prepaid & other current assets	84,707	101,869	41,288
Total current assets	955,174	615,636	273,000
Development equipment, net of depreciation of 73,823, $101,810 and $64,404	7,610	10,148	47,554
Intangibles, net of accumulated amortization of $98,449, $136,974 and $85,608	860,365	873,206	924,572
In process R&D, net of accumulated amortization of $275,440, $275,440 and $0	1,101,760	1,101,760	1,377,200
Goodwill	21,062,453	21,062,455	21,062,455
Total assets	23,987,362	23,663,205	23,684,781
Current liabilities:
Accounts payable and accrued liabilities	3,594,260	2,735,805	2,054,983
Accounts payable to related party	365,323	391,631	601,682
Contingent Consideration	2,625,000	2,625,000	2,625,000
Derivative liability on Notes	1,168,784	777,024	540,517
Convertible debt for clinical trial	2,030,356	2,000,000
Convertible debt, net of costs	958,882	1,091,612	944,450
Convertible debt, related party, net of costs	425,181	297,989	16,474
Private placement convertible debt, net of costs	1,520,720	943,586
Private placement convertible debt, related party, net of costs	85,664	67,992
Payroll Protection Plan loan	252,349	251,733
Total current liabilities	13,026,519	11,182,372	6,783,106
Commitments and contingencies (Note 12)
Stockholders' equity:
Convertible Preferred stock, $0.01 par value, 15,000,000 shares authorized; 0, 278,188 and 278,188 shares issued and outstanding		2,782	2,782
Common stock, $.01 par value; 750,000,000, 150,000,000 and 150,000,000 shares authorized; 369,446,959, 90,601,912 and 84,069,967 issued and outstanding, respectively	3,694,469	906,019	840,700
Additional paid-in capital	30,690,013	32,493,086	28,185,599
Accumulated deficit	(24,433,088)	(21,630,008)	(12,127,406)
Total Oncotelic Therapeutics, Inc. stockholders' equity	9,951,394	11,771,879	16,901,675
Non-controlling interests	1,009,449	708,954
Total stockholders' equity	10,960,843	12,480,833	16,901,675
Total liabilities and stockholders' equity	$ 23,987,362	$ 23,663,205	$ 23,684,781